Share-based awards - Schedule of Non-cash Stock Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	$ 16,598	$ 19,283	$ 31,357	$ 38,186
Direct costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	6,420	5,833	12,088	10,832
Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	$ 10,178	$ 13,450	$ 19,269	$ 27,354